Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2020	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of significant accounting policies [text block]
5.	Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2020
The following are the significant accounting policies applied by the Group in preparing its consolidated financial statements:

5.1	Segment information
The Group manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Group’s focus is on the research and development of T cell redirecting immunotherapies for the treatment of cancer. The Chief Executive Officer is the chief operating decision maker who regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.

5.2	Cash and cash equivalents
Cash and cash equivalents in the Consolidated Statement of Financial Position is comprised of cash held at banks (including money market funds) and short-term deposits with an original maturity of three months or less.

5.3	Financial assets
Initial recognition and measurement
Financial assets within the scope of IFRS 9 include cash and cash equivalents, loans, short-term deposits and receivables. Immatics determines the classification of its financial assets at initial recognition. All financial assets are recognized initially at fair value plus transaction costs. Purchases and sales of financial assets are recognized on their trade date, on which the Group commits to purchase or sell the asset. The subsequent measurement of financial assets depends on their classification as described below.
Short-term deposits
Immatics has short-term deposits with original maturities between three and nine months, which are classified as Other financial assets. Short-term deposits with an original maturity of three months or less are classified as cash and cash equivalents. Under IFRS 9 short-term deposits are classified within financial assets at fair value.
Receivables
The Group has receivables from collaboration agreements. A receivable must be capitalized at the point in time at which the Group has become a contractual partner and a claim to cash and cash equivalents has arisen. In subsequent reporting periods, a receivable is measured at amortized cost using the effective interest method. Since the receivables are short-term receivables without a fixed interest rate, these receivables are capitalized at the original invoice or contract amount. Receivable balances are classified as current assets, because all of the Group’s receivables have an expected maturity of less than 12 months.

Interest and other finance income
Financial instruments include money market funds and short-term deposits measured at fair value. Interest income is recorded using the effective interest rate (EIR). EIR is the rate that discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability.
As of December 31, 2020, Immatics is a counterparty in foreign exchange forward contracts. The contracts do not meet the criteria to apply hedge accounting and are therefore separately accounted for and measured at fair value. Any change in the fair value is accounted for within the Consolidated Statement of Loss.

5.4	Property, plant and equipment
Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. All repair and maintenance costs are recognized as expense when incurred. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The estimated useful lives are generally within the following ranges:

Category	Estimated useful life
Computer equipment	1 – 10 years
Laboratory equipment	1 – 15 years
Office equipment	2 – 20 years

5.5	Intangible assets
Acquired intangible assets are initially recognized at cost. Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses, if any. Intangible assets with finite lives are amortized over their useful economic lives and assessed for impairment, whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life, is reviewed at least at the end of each reporting period. Immatics does not have any internally developed intangible assets or intangible assets with indefinite useful lives.
Amortization is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Estimated useful life
Licenses	5 – 30 years
Software	1 – 5 years
5.6	Research and development
Research expenses are defined as costs incurred for current or planned investigations undertaken with the prospect of gaining new scientific or technical knowledge and understanding. All Research costs are expensed as incurred.
An intangible asset arising from development expenditure on an individual project is recognized only when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete and the ability to measure reliably the expenditure during the development. The Group did not recognize any intangible assets from development expenditures in 2020, 2019 and 2018 due to the existing uncertainties in connection with its development activities. Research and development expenses include the following types of costs:

1.	salaries, benefits and other related costs, including stock-based compensation, for personnel engaged in research and development functions;

2.
expenses incurred in connection with the preclinical development of our programs and clinical trials of our product candidates, including under agreements with third parties, such as consultants, contractors, academic institutions and contract research organizations;

3.	the cost of manufacturing product candidates for use in clinical trials, including under agreements with third parties, such as, consultants and contractors;

4.	laboratory costs;
5.	leased facility costs, equipment depreciation and other expenses, which include direct and allocated expenses; and

6.	intellectual property costs incurred in connection with filing and prosecuting patent applications as well as third-party license fees.

5.7	Financial liabilities: Initial recognition and measurement
Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss or at amortized cost, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, carried at amortized cost. This includes directly attributable transaction costs. The Company’s financial liabilities include accounts payable, other current liabilities and warrant liabilities. Immatics recognized accounts payable and other current liabilities as other financial liabilities at amortized costs.
Warrants are accounted for as derivative financial instruments and therefore as financial liabilities through profit and loss as they give the holder the right to obtain a variable number of ordinary shares. Such derivative financial instruments are initially recognized at fair value on the date on which the merger is consummated and are subsequently remeasured at fair value through profit or loss. The warrants will expire five years after the completion of the ARYA Merger or earlier upon redemption or liquidation in accordance with their terms.

The Group does not engage in hedging transactions that meet the criteria to apply hedge accounting.

5.8	Leases
Application of IAS 17 (“Leases”) until December 31, 2018
Prior to 2019, the Group applied IAS 17 when accounting for leases. As a lessee under IAS 17, leases for which substantially all the risks and rewards of ownership transferred to the Group were classified as finance leases. Finance leases were capitalized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, were included in other current liabilities and other non-current
liabilities. Each lease payment was allocated between the liability and finance cost. The finance cost was charged as an expense over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The assets associated with the finance leases are depreciated over the shorter of the asset’s useful life or the lease term if there is no reasonable certainty that the Group will obtain ownership at the end of the lease term. Leases in which a significant portion of the risks and rewards of ownership were not transferred to the Group as lessee were classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged as an expense on a straight-line basis over the period of the lease.
Application of IFRS 16 (“Leases”) effective January 1, 2019
The Group adopted IFRS 16 (“Leases”) effective January 1, 2019. The Group leases various offices, equipment and vehicles. Rental contracts are typically made for fixed periods of two to seven years but may have extension options as described in below. Contracts may contain both lease and non-lease
components. The Group has elected not to separate lease and
non-lease
components and instead accounts for these as a single lease component. Lease terms are negotiated on an individual basis. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes. Under IFRS 16, leases are recognized as a right-of-use
asset with a corresponding liability on the date at which the leased asset is available for use by the Group.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

1.	fixed payments (including in-substance fixed payments), less any lease incentives received.

2.	amounts expected to be payable by the Group under residual value guarantees.

3.	the exercise price of a purchase option if the Group is reasonably certain to exercise that option; and

4.	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for the Group’s leases, the lessee’s incremental borrowing rate is used. The incremental borrowing rate is the rate that the individual lessee would have to pay to borrow the funds, necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.
To determine the incremental borrowing rate, the Group:

1.	uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by Immatics, and

2.	makes adjustments specific to the lease, including lease term, country, currency and security
Right-of-use
assets are measured at cost comprising the following:

1.	the amount of the initial measurement of lease liability

2.	any lease payments made at or before the commencement date less any lease incentives received

3.	any initial direct costs, and

4.	restoration costs.
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases of equipment and vehicles and all leases of low-value
assets are recognized on a straight-line basis as an expense. Short-term leases are leases with a lease term of 12 months or less.
Low-value
assets have a value of less than €5 thousand.
Extension and termination options are included in a number of property and equipment leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The extension and termination options held are exercisable only by the Group and not by the respective lessor. For relevant leases which include an extension option, Immatics performed an assessment as of December 31, 2020 to determine whether option extensions are reasonably certain.

5.9	Revenue from collaboration agreements
The Group earns revenue through strategic collaboration agreements with third-party pharmaceutical and biotechnology companies. As of December 31, 2020, the Group had four strategic collaboration agreements in place with Amgen Inc., Thousand Oaks/CA/USA (“Amgen”), Genmab A/S, Copenhagen/Denmark (“Genmab”), Celgene Switzerland LLC (“BMS”) and GlaxoSmithKline Intellectual Property Development Limited (“GSK”). Each of the Group’s four strategic collaboration agreements are in the pre-clinical
stage.
To determine the recognition of revenue from arrangements that fall within the scope of IFRS 15, the Group performs the following five steps:
(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the Group satisfies a performance obligation.
Under the terms of these agreements, Immatics agrees to collaborate in the development, manufacture, and commercialization of cancer immunotherapy treatments for specified targets identified through the use of Immatics XPRESIDENT technology.
As part of the collaboration arrangements, Immatics grants exclusive licensing rights for the development and commercialization of future product candidates, developed for targets defined in the collaboration agreements. Additionally, Immatics agrees to perform certain research activities under the collaboration agreements, including screening of highly specific molecules for reactivity with the specified targets and off-targets
using Immatics’ proprietary technology and
know-how,
participation on steering committees, and preparation of data packages. The research activities are the predominant item in each of the Group’s collaboration agreements.
The Group performs an analysis to identify the performance obligations under the contract, including licenses and rights to future intellectual property developed under the contract and research activities. As these agreements comprise several promises, it must be assessed whether these promises are capable of being distinct and distinct within the context of the contract.
Up-front
licensing payments and reimbursement for research and development expenses are initially deferred on our Consolidated Statement of Financial Position and subsequently recognized as costs are incurred using a cost-to-cost
method. Milestone payments are generally included in the transaction price at the amount stipulated in the respective agreement and recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. To date, no milestone has been included in the transaction price.
As stated above, the licenses contributed under the collaboration agreements currently in place do not represent distinct performance obligations, because the Group’s collaboration partners would likely be unable to derive significant benefits from their access to these targets without Immatics’ research activities. Identification of a viable product candidate that will bind to the targets specified in the agreements requires use of the Group’s XPRESIDENT technology and database of target and off-target
data. These agreements include a
non-refundable
upfront payment, payments for research and development activities in certain circumstances, and payments based upon the achievement of defined milestones.
Under IFRS 15, the Group applies significant judgement when evaluating whether the obligations under these agreements represent one or more combined performance obligations, the allocation of the transaction price to identified performance obligations, and the determination of whether milestone payments should be included in the transaction price.
Upfront payment
Each of the Group’s strategic collaboration agreements included a non-refundable
upfront payment, meant to subsidize research activities. The Group recorded these payments as deferred revenue, which it allocated to the combined performance obligations for each agreement. Such amounts are recognized as revenue over the performance period of the research activities on a cost-to-cost
basis.
The
cost-to-cost
basis using direct costs and directly attributable personal costs was considered the best measure of progress in which control of the combined performance obligations transfers to the Group’s collaboration partners, due to the nature of the work being performed.
Reimbursement for services
Under the collaboration agreement with Genmab, the Group receives reimbursement for employee research and development costs. These employee costs are presented as research and development expenses, while reimbursements of those costs, which is based on an FTE rate defined in the contract, are presented as revenue and not deducted from expenses.
Development and Commercial Milestones
The collaboration agreements include contingent payments related to development and commercial milestone events. These milestone payments represent variable consideration that are not initially recognized within the transaction price, due to the scientific uncertainties and the required commitment from the collaboration partners to develop and commercialize a product candidate. The Group assesses the probability of significant reversals for any amounts that become likely to be realized prior to recognizing the variable consideration, associated with these payments within the transaction price.
Sales-based milestones and royalty payments
The collaboration agreements also include sales-based royalty payments upon successful commercialization of a licensed product. In accordance with IFRS 15.B63, the Group recognizes revenue from sales-based milestone and royalty payments at the later of (i) the occurrence of the subsequent sale; or (ii) the performance obligation to which some or all of the sales-based milestone, or royalty payments has been allocated has been satisfied. The Group anticipates recognizing these milestones and royalty payments, when subsequent sales are generated from a licensed product by the collaboration partner.
Cost to fulfill contracts
The Group incurs costs for personnel, supplies and other costs related to its laboratory operations as well as fees from third parties and license expenses in connection with its research and development obligations under the collaboration and licensing agreement. These costs are recognized as research and development expenses over the period in which services are performed.
Cost to obtain a contract
For some collaboration agreements, the Group incurs incremental costs of obtaining a contract with a customer. The Group capitalizes those incremental costs if the costs are expected to be recovered. The recognized asset is amortized consistent with the method used to determine the pattern of revenue recognition of the underlying contract.

5.10	Share-based payment
The Group’s Employees as well as others providing similar services to the Group, receive remuneration in the form of share-based payments, which are equity-settled transactions. The Group`s equity-settled option plans include Matching Stock Options, Converted Stock Options, Service Options and PSUs and are described in detail in Note 18.
The costs of equity-settled transactions are determined by the fair value at grant date, using an appropriate valuation model. Share-based expenses for the respective vesting periods, are recognized in research and development expenses and general and administrative expenses, reflecting a corresponding increase in equity.

5.11	Other income
The Group primarily earns other income from government research grants. Government grants are recognized as income when there is reasonable assurance that the grant will be received and all required conditions have been complied with. Grants from governmental agencies for the support of specific research and development projects are recorded as other income to the extent the related expenses have been incurred. Grant agreements include a budget that specifies the amount and nature of expenses allowed during the entire grant term.
Expenses incurred under the grants are calculated according to agreed-upon terms on a quarterly basis, filed with the governmental agencies, and recorded as income. The governmental agencies make payments to the Group based on these calculations of expenses incurred under the grants. If these estimated calculations change, the Group will then adjust grant income in the subsequent period. The Group believes that its calculations are based on the agreed-upon terms as stated in the grant agreements. The governmental agencies generally have the right to audit the Group’s calculations. If the governmental agencies disagree with the Group’s calculations the amount of grant income recognized could change.

5.12	Foreign currency
Transactions and balances in Germany and in the USA
The consolidated financial statements are presented in Euro, which is the parents’, Immatics N.V. functional and presentation currency. Assets and liabilities of foreign operations are translated into Euros at the rate of exchange prevailing at the reporting. The Consolidated Statement of Loss is translated at average exchange rates. The currency translation differences are recognized in other comprehensive loss.
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates, at the date the transaction first qualifies for recognition. The Group used the following exchange rates to convert the financial statements of its U.S. subsidiary:

	2020		2019		2018
	Year-end rate	Average rate	Year-end rate	Average rate	Year-end rate	Average rate
Euros per U.S. Dollar	0.8149	0.8762	0.8902	0.8932	0.8738	0.8468

5.13	Fair value of financial instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	in the principal market for the asset or liability or

•	in the absence of a principal market, in the most advantageous market for the asset or liability that is accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 — Valuation techniques, for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 — Valuation techniques, for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole), at the end of each reporting period.

5.14	Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability.

5.15	Income Tax
Deferred income tax results from temporary differences between the carrying amount of an asset or a liability and its tax base. Deferred income tax is provided in full using the liability method on temporary differences. In accordance with IAS 12 (“Income Taxes”), the deferred tax assets and liabilities reflect all temporary valuation and accounting differences between financial statements prepared for tax purposes and our consolidated financial statements. Tax losses carried forward are considered in deferred tax assets calculation. The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets, current tax liabilities, deferred tax assets and deferred tax liabilities which relate to income taxes levied by the same tax authority.